Document and Entity Information	Jan. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2022
Entity Registrant Name	SECURITY FEDERAL CORPORATION
Entity Incorporation, State or Country Code	SC
Entity File Number	000-16120
Entity Tax Identification Number	57-0858504
Entity Address, Address Line One	238 Richland Avenue NW
Entity Address, City or Town	Aiken
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29801
City Area Code	803
Local Phone Number	641-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000818677